UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY MONEY MARKET PORTFOLIO

FORM N-Q

JANUARY 31, 2006

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 100.3%
Certificates of Deposit - 5.9%
	HSBC Bank USA:
$10,000,000	4.260%, 2/9/06	$9,999,978
2,000,000	3.990%, 7/17/06	2,000,000
5,000,000	SunTrust Bank, 4.700%, 7/25/06	5,000,000
	Wells Fargo Bank NA:
5,000,000	4.500%, 2/28/06	4,999,962
3,000,000	4.800%, 1/29/07	2,998,850
3,000,000	4.865%, 1/31/07	2,999,856

	Total Certificates of Deposit (Cost - $27,998,646)	27,998,646

Commercial Paper - 51.3%
10,000,000	Abbey National North America LLC, 4.350%, 2/3/06 (a)	9,997,594
5,000,000	Amstel Funding Corp., 4.520%, 4/3/06 (a)	4,962,129
	ANZ Delaware Inc.:
5,425,000	4.460%, 3/22/06 (a)	5,392,436
5,000,000	4.460%, 4/18/06 (a)	4,953,767
9,036,000	Atomium Funding LLC, 4.670%, 6/12/06 (a)	8,885,405
	Bank of America Corp.:
5,000,000	4.210%, 2/3/06 (a)	4,998,844
5,000,000	4.570%, 4/3/06 (a)	4,961,621
5,000,000	4.480%, 4/12/06 (a)	4,957,076
7,000,000	Beethoven Funding Corp., 4.470%, 2/16/06 (a)	6,987,021
15,000,000	Belmont Funding LLC, 4.520%, 2/1/06 (a)	15,000,000
10,000,000	CBA Delaware Finance, 4.400%, 2/9/06 (a)	9,990,245
11,689,000	Chesham Finance LLC, 4.480%, 2/9/06 (a)	11,677,389
5,000,000	Cobbler Funding LLC, 4.330%, 2/15/06 (a)	4,991,678
6,579,000	Cullinan Finance Corp., 4.770%, 7/21/06 (a)	6,434,226
3,000,000	Danske Corp., Series A, 4.130%, 2/13/06 (a)	2,995,930
5,000,000	Deutsche Bank Financial LLC, 4.350%, 2/6/06 (a)	4,996,993
	General Electric Capital Corp.:
5,000,000	3.890%, 2/13/06 (a)	4,993,617
5,000,000	4.390%, 2/21/06 (a)	4,987,889
5,000,000	3.930%, 3/2/06 (a)	4,984,493
	Goldman Sachs Group Inc.:
5,000,000	4.530%, 2/2/06 (a)	4,999,371
10,000,000	4.330%, 2/23/06 (a)	9,973,844
11,350,000	HBOS Treasury Services PLC, 4.360%, 2/24/06 (a)	11,318,747
	ING U.S. Funding LLC:
4,825,000	4.320%, 2/2/06 (a)	4,824,424
10,000,000	4.350%, 2/28/06 (a)	9,967,750
	Nordea North America Inc.:
10,000,000	4.350%, 2/24/06 (a)	9,972,464
5,000,000	4.390%, 4/27/06 (a)	4,949,295
7,000,000	Rabobank USA Finance Corp., 4.520%, 5/15/06 (a)	6,911,277
5,700,000	Societe Generale North America, 4.300%, 2/3/06 (a)	5,698,648
5,000,000	Svenska Handlesbanken NY Inc., 4.590%, 6/15/06 (a)	4,916,436
10,000,000	Tasman Funding Inc., 4.500%, 2/21/06 (a)	9,975,111
15,000,000	Three Pillars Funding Corp., 4.510%, 2/1/06 (a)	15,000,000
	UBS Finance Delaware LLC:
10,000,000	4.320%, 2/1/06 (a)	10,000,000
2,738,000	4.670%, 5/24/06 (a)	2,698,816

See Notes to Schedule of Investments.

1

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
Commercial Paper - 51.3% (continued)
$3,000,000	Westpac Banking Corp., 4.600%, 6/15/06 (a)	$2,949,750

	Total Commercial Paper (Cost - $241,304,286)	241,304,286

Foreign Certificate of Deposit - 1.0%
5,000,000	Credit Agricole SA, 4.495%, 5/15/06 (Cost - $4,998,336)	4,998,336

Time Deposit - 0.8%
3,597,000	Royal Bank Of Canada, 4.480%, 2/1/06 (Cost - $3,597,000)	3,597,000

U.S. Government Agencies - 3.6%
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
3,000,000	3.610%, 3/27/06 (a)	2,984,205
5,000,000	4.550%, 6/20/06 (a)	4,914,283
2,000,000	4.610%, 9/27/06 (a)	1,941,492
5,000,000	Discount Notes, Series RB, 3.900%, 2/14/06 (a)	4,993,094
2,000,000	Federal National Mortgage Association (FNMA), Discount Notes, 4.340%, 9/29/06 (a)	1,944,466

	Total U.S. Government Agencies (Cost - $16,777,540)	16,777,540

Certificates of Deposit (Yankee) - 37.7%
5,000,000	Abbey National Treasury Services PLC, 4.090%, 5/22/06	5,000,000
10,000,000	Bank of Montreal, 4.380%, 2/27/06	10,000,000
	Bank of Nova Scotia NY:
5,000,000	4.700%, 9/29/06	5,000,000
3,000,000	4.860%, 1/30/07	2,999,404
	Barclays Bank PLC NY:
7,000,000	4.310%, 2/2/06	7,000,000
5,000,000	4.335%, 2/6/06	5,000,000
5,000,000	4.180%, 3/6/06	5,000,000
	BNP Paribas NY Branch:
5,000,000	4.010%, 2/28/06	4,999,656
5,000,000	4.480%, 4/13/06	5,000,000
3,500,000	4.235%, 8/25/06	3,498,088
	Calyon NY:
5,000,000	4.255%, 2/1/06	5,000,000
2,500,000	4.015%, 2/28/06	2,499,981
5,000,000	4.750%, 10/26/06	5,000,000
15,000,000	Credit Suisse New York, 4.540%, 3/2/06	15,000,000
5,000,000	Deutsche Bank NY, 4.100%, 5/22/06	5,000,000
15,000,000	Dexia Credit Local NY, 4.335%, 2/1/06	15,000,000
10,000,000	Dresdner Bank NY, 4.380%, 2/9/06	10,000,000
10,000,000	Fortis Bank, 4.410%, 2/17/06	10,000,000
5,000,000	HBOS Treasury Services, 3.230%, 2/14/06	4,998,572
3,000,000	Nordea Bank Finland NY, 4.590%, 6/5/06	3,000,045
5,000,000	Rabobank Nederland NV NY, 4.625%, 7/5/06	4,999,285
	Royal Bank of Canada NY:
5,000,000	3.990%, 2/21/06	5,000,000
5,000,000	4.500%, 3/31/06	5,000,000
2,000,000	4.030%, 7/24/06	1,999,034
	Royal Bank of Scotland NY:
10,000,000	4.300%, 2/1/06	10,000,000
5,000,000	3.830%, 3/6/06	5,000,135
1,500,000	4.225%, 8/15/06	1,500,000

See Notes to Schedule of Investments.

2

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
Certificates of Deposit (Yankee) - 37.7% (continued)
$3,000,000	4.640%, 11/1/06	$3,000,000
	Societe Generale NY:
10,000,000	4.540%, 3/28/06	10,000,000
2,000,000	3.730%, 6/23/06	2,000,000

	Total Certificates of Deposit (Yankee) (Cost - $177,494,200)	177,494,200

	TOTAL INVESTMENTS - 100.3% (Cost - $472,170,008#)	472,170,008
	Liabilities in Excess of Other Assets - (0.3)%	(1,445,317)

	TOTAL NET ASSETS - 100.0%	$470,724,691

(a)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Money Market Portfolio (the “Fund”), is a separate investment fund of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”), as a diversified open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date April 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date April 3, 2006

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date April 3, 2006